Employee benefit obligations - Present Value Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr 5,630	SFr 3,045
Actuarial losses/(gains) from
changes in demographic assumptions	(1,831)	0	SFr 0
Employee benefit obligations at December 31	5,853	5,630	3,045
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	16,751	11,283
Current service cost	2,592	1,619
Contributions by the employees	1,474	983
Interest expenses	33	33
Past service cost	0	0
Benefits paid	2,128	1,278
Actuarial losses/(gains) from
changes in demographic assumptions	(1,831)	0
changes in financial assumptions	(641)	(242)
changes in experience adjustments	2,336	1,797
Employee benefit obligations at December 31	SFr 22,842	SFr 16,751	SFr 11,283